Federated Hermes International Leaders Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—92.1%
		Australia—1.3%
1,155,000		Glencore PLC	$6,863,645
619,684		Orica Ltd.	6,743,458
		TOTAL	13,607,103
		Belgium—1.8%
318,100		Anheuser-Busch InBev NV	19,288,894
		Canada—1.5%
686,100	[1]	CAE, Inc.	15,471,819
		Denmark—1.4%
102,200		Novo Nordisk A/S	14,464,109
		Finland—0.8%
697,100		Nordea Bank Abp	8,826,275
		France—20.9%
845,000	[1]	Accor SA	28,110,711
118,200		Airbus Group SE	15,491,005
422,750		AXA SA	13,328,944
209,737		BNP Paribas SA	14,666,061
238,000		Edenred	13,416,121
459,400		Engie	6,703,871
10,600		LVMH Moet Hennessy Louis Vuitton SA	8,824,902
64,265		Pernod Ricard SA	13,428,195
139,500	[1]	Renault SA	6,260,826
134,900		Sanofi	12,631,607
46,500		Schneider Electric SA	7,458,072
24,500	[1]	Silicon-On-Insulator Technologies (SOITEC)	3,650,890
59,165		Teleperformance	15,357,067
183,400		TotalEnergies SE	11,344,364
384,700		Veolia Environnement SA	11,497,517
185,300		Vinci SA	21,113,385
324,800	[1]	Worldline SA	13,562,056
		TOTAL	216,845,594
		Germany—7.3%
40,100		Allianz SE	9,420,387
1,067,300		Deutsche Telekom AG, Class REG	23,967,988
31,250		Rheinmetall AG	7,949,039
136,200		RWE AG	5,789,286
25,944		SAP SE	2,948,829
167,000		Siemens AG	25,561,810
		TOTAL	75,637,339
		Hong Kong—3.6%
1,002,000		AIA Group Ltd.	10,616,140
1,732,000		Prudential PLC	26,354,926
		TOTAL	36,971,066
		Ireland—1.3%
279,105		CRH PLC	13,113,525
		Italy—1.4%
1,799,900	[1]	Nexi SpA	14,521,458

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—16.4%
340,700		KDDI Corp.	$9,973,710
62,000		Keyence Corp.	26,716,163
2,618,200		Mitsubishi UFJ Financial Group, Inc.	18,581,196
274,300		Nidec Corp.	13,967,061
356,500		Nippon Telegraph & Telephone Corp.	10,334,286
99,900		Oriental Land Co. Ltd.	15,961,177
90,500		Sony Group Corp.	7,547,503
674,400		Subaru Corp.	10,842,424
444,100		Sumitomo Mitsui Financial Group, Inc.	19,434,310
338,400		Sumitomo Mitsui Trust Holdings, Inc.	12,542,016
619,200		Terumo Corp.	16,647,960
214,700		Yamaha Corp.	8,151,007
		TOTAL	170,698,813
		Netherlands—6.8%
45,180		ASM International NV	15,394,825
17,965		ASML Holding NV	11,035,807
73,300		Euronext NV	5,357,288
45,050		Koninklijke DSM NV	5,546,056
184,000		NN Group NV	7,446,806
665,368		Shell PLC	20,214,883
325,700		Stellantis NV	5,699,414
		TOTAL	70,695,079
		South Africa—1.6%
472,113		Anglo American PLC	16,357,985
		South Korea—1.2%
309,500	[1]	Delivery Hero SE	12,499,377
		Switzerland—8.0%
62,000		Cie Financiere Richemont SA	9,302,420
88,935		Julius Baer Gruppe AG	5,876,549
30,412		Lonza Group AG	18,048,818
221,200		Nestle SA	24,899,846
47,315		Roche Holding AG	13,637,183
11,050		Tecan AG	4,461,128
336,500		UBS Group AG	7,300,974
		TOTAL	83,526,918
		United Kingdom—15.3%
292,867		AstraZeneca PLC	38,259,405
508,900		British American Tobacco PLC	19,267,576
512,800		Entain PLC	8,365,098
912,000		Imperial Brands PLC	21,979,605
2,478,000		Informa PLC	19,915,408
32,800		Linde PLC	11,305,453
3,630,933		Melrose Industries PLC	6,529,556
2,021,000		Natwest Group PLC	7,101,472
7,120,000	[1]	Rolls-Royce Holdings PLC	12,360,126
4,459,000	[1]	SSP Group PLC	13,899,857
		TOTAL	158,983,556
		United States—1.5%
105,750		Halliburton Co.	3,831,323
29,691	[1]	ICON PLC	6,699,181

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United States—continued
96,629	Schlumberger Ltd.	$5,141,629
	TOTAL	15,672,133
	TOTAL COMMON STOCKS (IDENTIFIED COST $892,116,244)	957,181,043
	PREFERRED STOCK—0.3%
	Germany—0.3%
22,700	Volkswagen AG, Pfd. (IDENTIFIED COST $3,105,994)	3,098,439
	INVESTMENT COMPANY—7.3%
75,968,158	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[2] (IDENTIFIED COST $75,964,301)	75,968,158
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $971,186,539)	1,036,247,640
	OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	2,620,077
	TOTAL NET ASSETS—100%	$1,038,867,717
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total
Value as of 11/30/2022	$6,720,821	$4,783,882	$11,504,703
Purchases at Cost	$460,396	$144,855,660	$145,316,056
Proceeds from Sales	$(7,181,217)	$(73,680,583)	$(80,861,800)
Change in Unrealized Appreciation/Depreciation	$—	$4,100	$4,100
Net Realized Gain/(Loss)	$—	$5,099	$5,099
Value as of 02/28/2023	$—	$75,968,158	$75,968,158
Balance of Shares Held as of 02/28/2023	—	75,968,158	75,968,158
Dividend Income	$61,827	$386,309	$448,136
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.

Non-income-producing security.

7-day net yield.
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser's valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors' oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$15,672,133	$—	$—	$15,672,133
International	15,471,819	926,037,091	—	941,508,910
Preferred Stocks
International	—	3,098,439	—	3,098,439
Investment Company	75,968,158	—	—	75,968,158
TOTAL SECURITIES	$107,112,110	$929,135,530	$—	$1,036,247,640